6 Staff costs (Details 1) - Number	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DiscloureOfStaffCostsAbstractLineItems [Line Items]
Average number of staff employee	40	65	85
Research and development [member]
DiscloureOfStaffCostsAbstractLineItems [Line Items]
Average number of staff employee	31	52	63
General and administration [member]
DiscloureOfStaffCostsAbstractLineItems [Line Items]
Average number of staff employee	9	13	16
Sales and marketing [member]
DiscloureOfStaffCostsAbstractLineItems [Line Items]
Average number of staff employee			6